Acquisition (Narrative, Internet Security Business) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Internet service company with 80% equity interest owned by Group [Member]	Dec. 31, 2013 Internet service company with 80% equity interest owned by Group [Member]	Apr. 30, 2012 Internet service company with 80% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Initial investment of 20% equity interests owned by Group						$ 1,983
Equity interest in acquiree immediately before the acquisition date, percentage						20.00%
Equity interest new acquired, step acquisition, percentage				60.00%
Cash consideration				7,966
Fair value of 20% equity interests owned by Group				1,831
Gain from equity method investments				120
Cash consideration, paid					7,966
Consolidated net revenue contributed by investee					119
Consolidated net loss contributed by investee	$ (99,652)	$ (46,746)	$ (15,603)		$ 1,333